TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	5	6
Other payables	14	15
Total other	19	21
Total trade payables and other	19	21
Current
Trade payables	683	711
Fixed assets payables	29	43
Employees' entitlements	173	171
Taxes payable other than income tax	33	14
Contract liabilities and other liabilities to customers	78	54
Other payables	7	6
Total other	320	288
Total trade payables and other	€ 1,003	€ 999